Fair Value Measurements (Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 129,959	¥ 197,041
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	1,706	1,139
Real estate collateral-dependent loans (net of allowance for credit losses)	5,535	5,970
Investment in operating leases and property under facility operations	1,205	4,568
Certain equity securities	18,484	11,794
Certain equity method investments	461	4,013
Assets measured at fair value on a nonrecurring basis	27,391	27,484
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in operating leases and property under facility operations	0	0
Certain equity securities	0	0
Certain equity method investments	0	3,587
Assets measured at fair value on a nonrecurring basis	0	3,587
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	1,706	1,139
Real estate collateral-dependent loans (net of allowance for credit losses)	261	0
Investment in operating leases and property under facility operations	0	31
Certain equity securities	18,484	11,794
Certain equity method investments	0	0
Assets measured at fair value on a nonrecurring basis	20,451	12,964
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Real estate collateral-dependent loans (net of allowance for credit losses)	5,274	5,970
Investment in operating leases and property under facility operations	1,205	4,537
Certain equity securities	0	0
Certain equity method investments	461	426
Assets measured at fair value on a nonrecurring basis	¥ 6,940	¥ 10,933